CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional Paid-in Capital	Retained Earnings [Member]	Class A Redeemable Common Stock	Total
Balance at the beginning at May. 12, 2020	$ 0	$ 0	$ 0	$ 0		$ 0
Balance at the beginning (in shares) at May. 12, 2020	0	0
Issuance of Class B ordinary shares to Sponsor		$ 863	24,137			25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		8,625,000
Net income (loss)				(10,732)		(10,732)
Balance at the ending at Jun. 30, 2020		$ 863	24,137	(10,732)		14,268
Balance at the ending (in shares) at Jun. 30, 2020		8,625,000
Balance at the beginning at May. 12, 2020	$ 0	$ 0	0	0		0
Balance at the beginning (in shares) at May. 12, 2020	0	0
Net income (loss)						(665,364)
Balance at the ending at Sep. 30, 2020		$ 863		(26,930,154)		(26,929,291)
Balance at the ending (in shares) at Sep. 30, 2020		8,625,000
Balance at the beginning at May. 12, 2020	$ 0	$ 0	0	0		0
Balance at the beginning (in shares) at May. 12, 2020	0	0
Issuance of Class B ordinary shares to Sponsor		$ 863	24,137			25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		8,625,000
Forfeited Class B ordinary shares		$ (100)				(100)
Excess fair value of private placement warrants			1,654,167			1,654,167
Accretion of Class A ordinary Shares to redemption amount			(1,678,304)	(26,450,296)	$ 28,128,600	(28,128,600)
Net income (loss)				(8,766,527)		(8,766,527)
Balance at the ending at Dec. 31, 2020		$ 763		(35,216,823)		(35,216,060)
Balance at the ending (in shares) at Dec. 31, 2020		7,632,575
Balance at the beginning at Jun. 30, 2020		$ 863	24,137	(10,732)		14,268
Balance at the beginning (in shares) at Jun. 30, 2020		8,625,000
Excess fair value of private placement warrants			1,654,167			1,654,167
Accretion of Class A ordinary Shares to redemption amount			$ (1,678,304)	(26,264,790)		(27,943,094)
Net income (loss)				(654,632)		(654,632)
Balance at the ending at Sep. 30, 2020		$ 863		(26,930,154)		(26,929,291)
Balance at the ending (in shares) at Sep. 30, 2020		8,625,000
Balance at the beginning at Dec. 31, 2020		$ 763		(35,216,823)		(35,216,060)
Balance at the beginning (in shares) at Dec. 31, 2020		7,632,575
Net income (loss)				9,810,764		9,810,764
Balance at the ending at Mar. 31, 2021		$ 763		(25,406,059)		(25,405,296)
Balance at the ending (in shares) at Mar. 31, 2021		7,632,575
Balance at the beginning at Dec. 31, 2020		$ 763		(35,216,823)		(35,216,060)
Balance at the beginning (in shares) at Dec. 31, 2020		7,632,575
Net income (loss)						(2,721,870)
Balance at the ending at Sep. 30, 2021		$ 763		(37,938,693)		(37,937,930)
Balance at the ending (in shares) at Sep. 30, 2021		7,632,575
Balance at the beginning at Mar. 31, 2021		$ 763		(25,406,059)		(25,405,296)
Balance at the beginning (in shares) at Mar. 31, 2021		7,632,575
Net income (loss)				(14,728,902)		(14,728,902)
Balance at the ending at Jun. 30, 2021		$ 763		(40,134,961)		(40,134,198)
Balance at the ending (in shares) at Jun. 30, 2021		7,632,575
Net income (loss)				2,196,268		2,196,268
Balance at the ending at Sep. 30, 2021		$ 763		$ (37,938,693)		$ (37,937,930)
Balance at the ending (in shares) at Sep. 30, 2021		7,632,575